Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	Sep. 30, 2021	Jan. 20, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Company issued authorized	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares outstanding	31,116,305